REVENUE INFORMATION	12 Months Ended
Dec. 31, 2025
REVENUE INFORMATION
REVENUE INFORMATION

16. REVENUE INFORMATION

Revenues consisted of the following:

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Electric scooter sales	2,358,658,368	2,960,507,972	3,896,479,832
Accessory and spare parts sales	197,634,073	241,680,284	299,172,649
Service revenues	95,465,205	86,108,088	112,213,017
Revenues	2,651,757,646	3,288,296,344	4,307,865,498

The following summarized the Group’s revenues from the following geographic areas (based on the location of customers):

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Mainland China	2,247,593,239	2,845,174,856	4,003,396,070
Europe	151,521,237	172,195,656	177,783,756
Others	252,643,170	270,925,832	126,685,672
Revenues	2,651,757,646	3,288,296,344	4,307,865,498